INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details)	Dec. 31, 2019 CNY (¥)
PRC Subsidiaries
Income taxes
Net tax operating losses	¥ 965,767,000
Non PRC
Income taxes
Net tax operating losses	¥ 25,094,000